Guinness Atkinson Inflation Managed Dividend Fund
SUMMARY SECTION Inflation Managed Dividend Fund™
Investment Objective
The Inflation Managed Dividend Fund™ seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Managed Dividend Fund™.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Inflation Managed Dividend Fund Guinness Atkinson Inflation Managed Dividend Fund Shares
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Guinness Atkinson Inflation Managed Dividend Fund Guinness Atkinson Inflation Managed Dividend Fund Shares
Management Fees:		0.45%
Distribution (12b-1) Fees:		none
Other Expenses - Shareholder servicing plan fees		0.21%
Other Expenses - All Other Expenses		0.26%
Total - Other Expenses:	[1]	0.47%
Total Annual Fund Operating Expenses:		0.92%
Fee Waiver/Expense Reimbursement	[2]	(0.24%)
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement	[2]	0.68%
[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through March 31, 2015. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of all portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.68% expense cap.

For additional information about the Fund’s expenses, please see Fund Expenses and Redemption Fee in the prospectus. Example

This example is intended to help you compare the cost of investing in the Inflation Managed Dividend Fund™ with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
Guinness Atkinson Inflation Managed Dividend Fund Guinness Atkinson Inflation Managed Dividend Fund Shares	69	218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new, and as a result, there is no portfolio turnover information to report.

Principal Investment Strategies

The Inflation Managed Dividend Fund™ will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term. The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, is likely to grow its dividend over time. “Inflation Managed” does not refer to a specific type of security but rather describes a key element of the Fund’s investment strategy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed stock markets. The Fund may also consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand; Australia; New Zealand; South Africa; Canada; and Mexico. The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

·	Stocks in which the Fund invests decline in value;

·	The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

·	Foreign stock markets in which the Fund invests decline in value;

·	The Fund invests in emerging markets, which have different account, auditing and reporting standards;

·	The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

·	A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

·	Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

·	Rising interest rates cause a decline in equities;

·	Inflation affects markets differently than the Advisor expects;

·	Inflation manifests in such a manner that the Fund is unable to provide reasonable protection against inflation.

·	The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of In vesting in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance
No performance information is available for this Fund since it is new.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar 30, 2012
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
CIK	dei_EntityCentralIndexKey	0000919160
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar 30, 2012
Effective Date	dei_DocumentEffectiveDate	Mar 30, 2012
Prospectus Date	rr_ProspectusDate	Mar 30, 2012
Guinness Atkinson Inflation Managed Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION Inflation Managed Dividend Fund™
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Inflation Managed Dividend Fund™ seeks a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Inflation Managed Dividend Fund™.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-31
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new, and as a result, there is no portfolio turnover information to report.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	For additional information about the Fund’s expenses, please see Fund Expenses and Redemption Fee in the prospectus. Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Inflation Managed Dividend Fund™ with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Inflation Managed Dividend Fund™ will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities in dividend-paying companies that the Advisor believes have the ability to consistently increase their dividend payments over the medium term. The Advisor uses fundamental analysis to assess a company’s ability to maintain consistent, real (after inflation) dividend growth. One key measure of a company’s ability to achieve consistent, real dividend growth is its consistency in generating high returns on capital. The Advisor seeks to invest in companies that have returned a real cash flow return on investment of at least 10% for each of the last 10 years and, in the opinion of the Advisor, is likely to grow its dividend over time. “Inflation Managed” does not refer to a specific type of security but rather describes a key element of the Fund’s investment strategy. The Fund will not change this policy unless it gives shareholders at least 60 days’ notice. Equity Securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

The Fund will consider all companies in the world’s developed stock markets. The Fund may also consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand; Australia; New Zealand; South Africa; Canada; and Mexico. The Advisor will invest the Fund’s assets in securities of all market capitalization companies. Additional information on Principal Investment Strategies can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

·	Stocks in which the Fund invests decline in value;

·	The Fund invests in small and medium capitalization companies, which may be more susceptible to financial setbacks or downturns, may have limited product lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value;

·	Foreign stock markets in which the Fund invests decline in value;

·	The Fund invests in emerging markets, which have different account, auditing and reporting standards;

·	The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

·	A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

·	Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund’s foreign investments to decline;

·	Rising interest rates cause a decline in equities;

·	Inflation affects markets differently than the Advisor expects;

·	Inflation manifests in such a manner that the Fund is unable to provide reasonable protection against inflation.

·	The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of In vesting in Our Fund in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

May Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	No performance information is available for this Fund since it is new.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is available for this Fund since it is new.
Guinness Atkinson Inflation Managed Dividend Fund | Guinness Atkinson Inflation Managed Dividend Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed) (plus a $15 wire fee, if applicable):	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees:	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses - Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.21%
Other Expenses - All Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total - Other Expenses:	rr_OtherExpensesOverAssets	0.47%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses After Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.68%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	218

[1]	"Other expenses" have been estimated for the current fiscal year.
[2]	The Advisor has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 0.68% through March 31, 2015. To the extent that the Advisor absorbs expenses to satisfy this cap, it may seek repayment of all portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were absorbed, subject to the 0.68% expense cap.